Description of Business and General Information	12 Months Ended
Dec. 31, 2017
General Information About Financial Statements [Abstract]
Description of Business and General Information
Description of Business and General Information

Concordia International Corp. (the “Company”, “Concordia”, and together with its subsidiaries, the “Group”) is an international specialty pharmaceutical company, owning or licensing, through its subsidiaries, a diversified portfolio of branded and generic prescription products. Concordia changed the composition of its business segments during the period ended March 31, 2017 from three to two reportable segments, which currently consist of Concordia North America and Concordia International, as well as a Corporate cost centre.
The Concordia North America segment has a diversified product portfolio that focuses primarily on the United States pharmaceutical market. During the period ended March 31, 2017, the Company aggregated its segments to include Orphan Drugs and Concordia North America into one reportable segment also named Concordia North America. Concordia North America operations are conducted through Concordia Pharmaceuticals Inc., S.à R.L. ("CPI") and Concordia Laboratories Inc., S.à R.L. ("CLI"). CPI has a portfolio of branded products and authorized generic contracts. CLI owns Photofrin®, for the treatment of certain forms of rare cancer. CLI is currently focusing on the use of Photofrin® for the treatment of lung cancer in line with its approved indications.
The Concordia International segment operations are conducted through Concordia Investments (Jersey) Limited and certain of its subsidiaries (“Concordia International”). Concordia International is an international specialty pharmaceutical business, owning or licensing a diversified portfolio of branded and generic prescription products, which are sold to wholesalers, hospitals and pharmacies in over 90 countries.
Both the Concordia North America and Concordia International segments have products manufactured and sold through an outsourced production and distribution network and marketed internationally through a combination of direct sales and local partnerships, except for Photofrin® distribution in the United States, which is completed by an affiliate of the Company. Manufacturing is outsourced to a network of contract manufacturers.
The Corporate cost centre consists of centralized costs incurred by the Company, as ultimate parent company of the Group.
Concordia's business does not experience a significant amount of seasonal variation in demand.
The Company’s shares are listed for trading on the Toronto Stock Exchange (“TSX”) under the symbol “CXR” and are listed for trading on the NASDAQ Global Select Market® under the symbol “CXRX”.
The registered and head office of the Company is located at 277 Lakeshore Rd. East, Suite 302, Oakville, Ontario, L6J 1H9.
These consolidated financial statements include trademarks that are protected under applicable intellectual property laws and are the property of Concordia or its affiliates or its licensors. Solely for convenience, the trademarks of Concordia, its affiliates and/or its licensors referred to in these financial statements may appear with or without the ® or TM symbol, but such references or the absence thereof are not intended to indicate, in any way, that the Company or its affiliates or licensors will not assert, to the fullest extent under applicable law, their respective rights to these trademarks. Any other trademarks used in these consolidated financial statements are the property of their respective owners.